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                        SEI INSTITUTIONAL MANAGED TRUST

                              Large Cap Value Fund
                           Tax-Managed Large Cap Fund
                              Small Cap Value Fund
                             Small Cap Growth Fund
                           Tax-Managed Small Cap Fund

                     Supplement Dated August 5, 2003 to the
                Class A Shares Prospectus Dated January 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES IN SUB-ADVISERS FOR LARGE CAP VALUE FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Value Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Iridian Asset Management LLC and Barclays Global Fund Advisors under the sub-sections entitled "Large Cap Value Fund" are hereby deleted and replaced with the following paragraphs:

      ARONSON+JOHNSON+ORTIZ, LP: Aronson+Johnson+Ortiz, LP (Aronson), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Value Fund. Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, PhD, Principal and
      Martha E. Ortiz, CFA, CIC, Principal, serve as portfolio managers of the portion of the Large Cap Value Fund's assets allocated to Aronson.

      FRANKLIN PORTFOLIO ASSOCIATES, LLC: Franklin Portfolio Associates, LLC (Franklin), located at Two International Place, 22nd Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals at Franklin, led by John Cone, manages the portion of the Large Cap Value Fund's assets allocated to Franklin. Mr. Cone is the CEO and President of Franklin, and has been with Franklin since its inception in 1982.

There are no changes to the other sub-advisers of the Large Cap Value Fund.

CHANGES IN SUB-ADVISERS FOR TAX-MANAGED LARGE CAP FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Equinox Capital Management, LLC under the sub-section entitled "Tax-Managed Large Cap Fund" is hereby deleted and replaced with the following paragraphs:

      ARONSON+JOHNSON+ORTIZ, LP: Aronson+Johnson+Ortiz, LP (Aronson), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, PhD, Principal and Martha E. Ortiz, CFA, CIC, Principal, serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund's assets allocated to Aronson.

      FRANKLIN PORTFOLIO ASSOCIATES, LLC: Franklin Portfolio Associates, LLC (Franklin), located at 2 International Place, 22nd Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at Franklin, led by John Cone, manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Franklin. Mr. Cone is the CEO and President of Franklin, and has been with Franklin since its inception in 1982.

There are no changes to the other sub-advisers of the Tax-Managed Large Cap
Fund.
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CHANGES IN SUB-ADVISERS FOR SMALL CAP VALUE FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Value Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Chartwell Investment Partners and Sterling Capital Management LLC under the sub-section entitled "Small Cap Value Fund" are hereby deleted and replaced with the following paragraphs:

      WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington), located at 75 State Street, Boston, Massachusetts 02019, serves as a Sub-Adviser to the Small Cap Value Fund. James P. Hoffman serves as the Portfolio Manager for the portion of the Small Cap Value Fund's assets allocated to Wellington. Mr. Hoffman is Senior Vice President and Partner at Wellington, and has been with the firm since 1997.

      BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 40 East 52nd Street, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O'Connor, CFA, serves as a co-portfolio manager of the portion of the Small Cap Value Fund's assets allocated to BlackRock. Mr. Archambo joined BlackRock in 2002. Prior to joining BlackRock, he was a founding partner and manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. Ms. O'Connor joined BlackRock in 2002. Prior to that, she served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management L.P. from 1997-2000.

      LEE MUNDER INVESTMENTS LTD.: Lee Munder Investments Ltd. (Lee Munder), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Value Fund. Todd Vingers serves as the portfolio manager for the portion of the Small Cap Value Fund's assets allocated to Lee Munder. Mr. Vingers joined Lee Munder in June 2002. Prior to that, he served as vice president and senior portfolio manager for American Century Investments. He has over 12 years of experience.

There are no changes to the other sub-advisers of the Small Cap Value Fund.

CHANGE IN SUB-ADVISERS FOR SMALL CAP GROWTH FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Small Cap Growth Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Sawgrass Asset Management, L.L.C. under the sub-section entitled "Small Cap Growth Fund" is hereby deleted and replaced with the following paragraph:

      DELAWARE MANAGEMENT COMPANY: Delaware Management Company, a series of Delaware Management Business Trust (DMC), located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals at DMC manages the portion of the Small Cap Growth Fund's assets allocated to DMC.

There are no changes to the other sub-advisers of the Small Cap Growth Fund.

CHANGES IN SUB-ADVISERS FOR TAX-MANAGED SMALL CAP FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Small Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Sawgrass Asset Management, L.L.C. and Sterling Capital Management LLC under the sub-section entitled "Tax-Managed Small Cap Fund" are hereby deleted and replaced with the following paragraphs:

      BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 40 East 52nd Street, New York, New York 10022, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O'Connor, CFA, serves as a co-portfolio manager of the portion of the Tax-Managed Small Cap Fund's assets allocated to BlackRock. Mr. Archambo jointed BlackRock in 2002. Prior to joining BlackRock, he was a founding partner and manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. Ms. O'Connor joined BlackRock in 2002. Prior to that, she served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management L.P. from 1997-2000.
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      DELAWARE MANAGEMENT COMPANY: Delaware Management Company, a series of
      Delaware Management Business Trust (DMC), located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. A team of investment professionals at DMC manages the portion of the Tax-Managed Small Cap Fund's assets allocated to DMC.

There are no changes to the other sub-advisers of the Tax-Managed Small Cap
Fund.

                      ------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                        SEI INSTITUTIONAL MANAGED TRUST

                              Large Cap Value Fund
                              Small Cap Value Fund
                             Small Cap Growth Fund

                     Supplement Dated August 5, 2003 to the
                Class I Shares Prospectus Dated January 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS I SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES IN SUB-ADVISERS FOR LARGE CAP VALUE FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Value Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Iridian Asset Management LLC and Barclays Global Fund Advisors under the sub-section entitled "Large Cap Value Fund" are hereby deleted and replaced with the following paragraphs:

      ARONSON+JOHNSON+ORTIZ, LP: Aronson+Johnson+Ortiz, LP (Aronson), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Value Fund. Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, PhD, Principal and Martha
      E. Ortiz, CFA, CIC, Principal, serve as portfolio managers of the portion of the Large Cap Value Fund's assets allocated to Aronson.

      FRANKLIN PORTFOLIO ASSOCIATES, LLC: Franklin Portfolio Associates, LLC (Franklin), located at Two International Place, 22nd Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals at Franklin, led by John Cone, manages the portion of the Large Cap Value Fund's assets allocated to Franklin. Mr. Cone is the CEO and President of Franklin, and has been with Franklin since its inception in 1982.

There are no changes to the other sub-advisers of the Large Cap Value Fund.

CHANGES IN SUB-ADVISERS FOR SMALL CAP VALUE FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Value Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Chartwell Investment Partners and Sterling Capital Management LLC under the sub-section entitled "Small Cap Value Fund" are hereby deleted and replaced with the following paragraphs:

      WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington), located at 75 State Street, Boston, Massachusetts 02019, serves as a Sub-Adviser to the Small Cap Value Fund. James P. Hoffman serves as the Portfolio Manager for the portion of the Small Cap Value Fund's assets allocated to Wellington. Mr. Hoffman is Senior Vice President and Partner at Wellington, and has been with the firm since 1997.

      BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 40 East 52nd Street, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund. Wayne Archambo, CFA, serves as lead portfolio manager and Kate O'Connor, CFA, serves as a co-portfolio manager of the portion of the Small Cap Value Fund's assets allocated to BlackRock. Mr. Archambo joined BlackRock in 2002. Prior to joining BlackRock, he was a founding partner and manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. Ms. O'Connor joined BlackRock in 2002. Prior to that, she served as an equity analyst at Independence Investment LLC from 2000-2001 and a principal at Boston Partners Asset Management L.P. from 1997-2000.

      LEE MUNDER INVESTMENTS LTD.: Lee Munder Investments Ltd. (Lee Munder), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Value Fund. Todd Vingers serves as the portfolio manager for the portion of the Small Cap Value Fund's assets allocated to Lee Munder. Mr. Vingers joined Lee Munder in June 2002. Prior to that, he served as vice president and senior portfolio manager for American Century Investments. He has over 12 years of experience.

There are no changes to the other sub-advisers of the Small Cap Value Fund.

CHANGE IN SUB-ADVISERS FOR SMALL CAP GROWTH FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Small Cap Growth Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Sawgrass Asset Management, L.L.C. under the sub-section entitled "Small Cap Growth Fund" is hereby deleted and replaced with the following paragraph:

      DELAWARE MANAGEMENT COMPANY: Delaware Management Company, a series of Delaware Management Business Trust (DMC), located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals at DMC manages the portion of the Small Cap Growth Fund's assets allocated to DMC.

There are no changes to the other sub-advisers of the Small Cap Growth Fund.

                      ------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST

                           Tax-Managed Large Cap Fund

                     Supplement Dated August 5, 2003 to the
                Class Y Shares Prospectus Dated January 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS Y SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES IN SUB-ADVISERS FOR TAX-MANAGED LARGE CAP FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Equinox Capital Management, LLC under the sub-section entitled "Tax-Managed Large Cap Fund" is hereby deleted and replaced with the following paragraphs:

      ARONSON+JOHNSON+ORTIZ, LP: Aronson+Johnson+Ortiz, LP (Aronson), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, PhD, Principal and Martha E. Ortiz, CFA, CIC, Principal, serve as portfolio managers of the portion of the Tax-Managed Large Cap Fund's assets allocated to Aronson.

      FRANKLIN PORTFOLIO ASSOCIATES, LLC: Franklin Portfolio Associates, LLC (Franklin), located at 2 International Place, 22nd Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at Franklin, led by John Cone, manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Franklin. Mr. Cone is the CEO and President of Franklin, and has been with Franklin since its inception in 1982.

There are no changes to the other sub-advisers of the Tax-Managed Large Cap
Fund.

                      ------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SEI INSTITUTIONAL MANAGED TRUST
                              LARGE CAP VALUE FUND
                           TAX-MANAGED LARGE CAP FUND
                              SMALL CAP VALUE FUND
                              SMALL CAP GROWTH FUND
                           TAX-MANAGED SMALL CAP FUND

                         SUPPLEMENT DATED AUGUST 5, 2003
    TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED JANUARY 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGES IN SUB-ADVISERS

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Value, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth and Tax-Managed Small Cap Funds. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraphs relating to Barclays Global Fund Advisors, Chartwell Investment Partners, Equinox Capital Management, LLC, Iridian Asset Management LLC, Sawgrass Asset Management, L.L.C. and Sterling Capital Management LLC are hereby deleted.

In addition, in the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the following paragraphs relating to Aronson+Johnson+Ortiz, LP, Delaware Management Company and Franklin Portfolio Associates, LLC are added:

ARONSON+JOHNSON+ORTIZ, LP-Aronson+Johnson+Ortiz, LP ("Aronson") serves as a Sub-Adviser to a portion of the assets of the Large Cap Value and Tax-Managed Large Cap Funds. Aronson is wholly-owned by its seven limited partners. Theodore R. Aronson, a limited partner, is majority equity owner of Aronson.

DELAWARE MANAGEMENT COMPANY-Delaware Management Company, a series of Delaware Management Business Trust ("DMC") serves as a Sub-Adviser to a portion of the assets of the Small Cap Growth and Tax-Managed Small Cap Funds. Delaware Investments, which is the marketing name for DMC, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation.

FRANKLIN PORTFOLIO ASSOCIATES, LLC-Franklin Portfolio Associates, LLC ("Franklin") serves as a Sub-Adviser to a portion of the assets of the Large Cap Value and Tax-Managed Large Cap Funds. Franklin is an indirect, wholly-owned subsidiary of Mellon Financial Corporation.

In addition, in the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraphs relating to BlackRock Advisors, Inc., Lee Munder Investments Ltd. and Wellington Management Company, LLP have been deleted and replaced with the following:

BLACKROCK ADVISORS, INC.-BlackRock Advisors, Inc. ("BlackRock") serves as a Sub-Adviser to a portion of the assets of the Small Cap Value, Tax-Managed Small Cap and Core Fixed Income Funds. BlackRock is a subsidiary of PNC Financial Services Group, Inc. and is an indirect subsidiary of PNC Bank Corp. BlackRock, a registered investment adviser, is a Delaware Corporation.

LEE MUNDER INVESTMENTS LTD.-Lee Munder Investments Ltd. ("Lee Munder") serves as a Sub-Adviser to a portion of the assets of the Small Cap Value and Small Cap Growth Funds. Lee Munder was founded in 2000, and it is owned by Lee Munder Capital Corp ("LMCG"). LMCG is 75% owned by employees and 23% owned by Castanea Partners, Inc.

WELLINGTON MANAGEMENT COMPANY, LLP-Wellington Management Company, LLP ("Wellington") serves as a Sub-Adviser to a portion of the assets of the Small Cap Value and Small Cap Growth Funds. Wellington and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE